Note 14 - Share Capital (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Jun. 06, 2018	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Proceeds from Stock Options Exercised		$ 0.5	$ 1.0	$ 0.6
Shelf Prospectus [Member]
Shelf Prospectus Period	2 years 30 days
Shelf Prospectus, Maximum Amount	$ 750.0